Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Schedule of Available-for-sale Securities
	December 31, 2012
		Gross Unrealized
	Amortized			Fair
	Cost (1)	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$500	-	-	500
U.S. government sponsored enterprise obligations	60,158	214	(196)	60,176
State and municipal obligations	37,512	1,196	(22)	38,686
Corporate obligations (1)	1,073	23	(185)	911
Equity securities	2,293	208	-	2,501

Total Securities Available for Sale	$101,536	1,641	(403)	102,774

	(1)Amortized cost includes cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

	December 31, 2011
		Gross Unrealized
	Amortized			Fair
	Cost (1)	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative write-downs of $360,000 prior to 2010 for other-than-temporary impairment.

Schedule of Held-to-maturity Securities

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$5	-	-	5
State and municipal obligations	175,065	3,858	(112)	178,811
Corporate obligations	780	419	-	1,199

Total Securities Held to Maturity	$175,850	4,277	(112)	180,015

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

Schedule of the amortized cost and fair value of debt securities by years to maturity
	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$14,817	14,976	31,638	32,076
1 to 5	29,102	30,187	133,956	137,204
5 to 10	51,537	51,361	9,476	9,536
10 and over	3,787	3,749	780	1,199

Total	$99,243	100,273	175,850	180,015

(1)Amortized cost includes a cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$28,787	187	1,615	9	30,402	196
State and municipal obligations	801	8	992	14	1,793	22
Corporate obligations	-	-	873	185	873	185

Total temporarily impaired securities	$29,588	195	3,480	208	33,068	403

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

Schedule of the fair value of securities with gross unrealized losses

Securities Held to Maturity:
State and municipal obligations	$10,044	66	5,809	46	15,853	112

Total temporarily impaired securities	$10,044	66	5,809	46	15,853	112

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135